Intangible Assets - Detail Of Intangible Assets (Parenthetical) (Detail) - Other Intangible Assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	$ 2,387	$ 28,567
SAP Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	21,825	17,566
J2C Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles		13,056
SOC Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles		8,848
CRM Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	2,179	$ 5,936
Core System project [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	$ 1,108